Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net loss	$ (2,669,493)	$ (2,162,393)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of obligations		(845,000)
Depreciation and amortization	50,936	52,865
Provision for doubtful accounts	(8,174)	8,174
Stock-based compensation	40,350
Changes in assets and liabilities:
Receivables	(25,881)	262,424
Prepaid expenses and other assets	316,041	404,509
Accounts payable and accrued expenses	(151,994)	(492,832)
Deferred rent	(2,799)	(24,669)
Deferred compensation		(305,000)
Deferred revenue	0
Net cash used in activities of continuing operations	(2,451,014)	(3,101,922)
Net cash provided by activities of discontinued operations	137,632	8,280
Net cash used in operating activities	(2,313,382)	(3,093,642)
Cash flow from investing activities
Purchase of property and equipment	(1,599)	(4,852)
Net cash (used in) provided by continuing activities	(1,599)	(4,852)
Net cash (used in) provided by investing activities	(1,599)	(4,852)
Cash flow from financing activities
Proceeds from issuance of common stock, net	1,055,353	2,545,349
Reverse stock split fractional shares payment	(1,685)
Net cash provided by continuing activities	1,053,668	2,545,349
Net cash provided by financing activities	1,053,668	2,545,349
Net decrease in cash and cash equivalents	(1,261,313)	(553,145)
Cash and cash equivalents, beginning of period	4,911,350	5,575,310
Cash and cash equivalents, end of period	$ 3,650,037	$ 5,022,165